Basic and diluted net (loss) income per share	12 Months Ended
Dec. 31, 2022
Basic and diluted net (loss) income per share
Basic and diluted net (loss)/income per share

22.          Basic and diluted net (loss)/income per share

Basic and diluted net (loss)/income per share for the years ended December 31, 2020, 2021 and 2022 are calculated as follows:

(Amounts expressed in thousands of USD, except	Years ended December 31,
for number of shares and per share data)	2020	2021	2022
Numerator:
Net (loss)/income	(14,140)	1,108	21,347
Less: Net loss attributable to the non-controlling interest	(300)	(83)	(116)
Net (loss)/income attributable to Xunlei Limited’s common shareholders for basic/dilutive net (loss)/income per share calculation	(13,840)	1,191	21,463
Denominator:
Weighted average number of common shares outstanding, basic	337,429,601	334,707,559	336,040,378
Dilutive effect of restricted share units	—	1,262,221	195,123
Weighted average number of common shares outstanding, diluted	337,429,601	335,969,780	336,235,501
Basic net( loss)/ income per share	(0.0410)	0.0036	0.0639
Diluted net (loss)/income per share	(0.0410)	0.0035	0.0638

All potentially dilutive securities, including the restricted share units, were not included in the calculation of dilutive net loss per share for the year ended December 31, 2020 as their effects would be anti-dilutive.